Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Strategic Series
Entity Central Index Key	0000872625
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Franklin Templeton SMACS: Series C
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series C
Class Name	Franklin Templeton SMACS: Series C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series C for the period June 20, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series C1,[2]	$0	0.00%
[1],[2],[3]
Expenses Paid, Amount	$ 0	[1],[2]
Expense Ratio, Percent	0.00%	[1],[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 20, 2025, to December 31, 2025, Franklin Templeton SMACS: Series C Fund returned 4.62%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight agency mortgage-backed securities
↑	Overweight investment-grade corporate bonds
↑	Duration positioning

Top detractors from performance:
↓	Security selection in agency mortgage-backed securities
↓	Security selection in investment-grade corporate bonds
↓	Lack of exposure to sovereign emerging market debt

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

Since Inception (6/20/2025)
Franklin Templeton SMACS: Series C	4.62
Bloomberg U.S. Aggregate Index	4.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Material Change Date	Jun. 20, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,230,975
Holdings Count | $ / shares	220
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.52%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,230,975
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	220
Total Management Fee Paid	$0
Portfolio Turnover Rate	10.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Thomas Runkel, CFA stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 20, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 20, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Templeton SMACS: Series CP
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series CP
Class Name	Franklin Templeton SMACS: Series CP
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series CP for the period June 20, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series CP1,[2]	$0	0.00%
[5],[6],[7]
Expenses Paid, Amount	$ 0	[5],[6]
Expense Ratio, Percent	0.00%	[5],[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 20, 2025, to December 31, 2025, Franklin Templeton SMACS: Series CP Fund returned 4.95%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-Index allocation to high-yield corporate bonds
↑	Security selection in emerging market debt
↑	Overweight exposure to investment-grade corporate bonds

Top detractors from performance:
↓	Security selection in senior secured floating-rate bank loans
↓	Security selection in high-yield corporate bonds
↓	Underweight exposure to bonds with 20 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized swap contracts to manage duration, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

Since Inception (6/20/2025)
Franklin Templeton SMACS: Series CP	4.95
Bloomberg U.S. Aggregate Index	4.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Material Change Date	Jun. 20, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,235,087
Holdings Count | $ / shares	261
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.31%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,235,087
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	261
Total Management Fee Paid	$0
Portfolio Turnover Rate	8.31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Thomas Runkel, CFA stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 20, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 20, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Amounts are for the period June 20, 2025 through December 31, 2025. Expenses for the full reporting period would have been higher.

[2]
2	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Amounts are for the period June 20, 2025 through December 31, 2025. Expenses for the full reporting period would have been higher.

[6]
2	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.